Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Intangible assets with finite lives:
Intangible assets	$ 1,159	$ 1,172
Accumulated amortization:
Accumulated amortization	(423)	(310)
Intangible assets	736	862
Trademark [Member]
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	262	267
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	321	327
Accumulated amortization:
Accumulated amortization	(184)	(155)
Intangible assets with indefinite lives, Net	262	267
Intangible assets with definite lives, Net	137	172
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	49	49
Accumulated amortization:
Accumulated amortization	(49)	(49)
Intangible assets with definite lives, Net
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	112	114
Accumulated amortization:
Accumulated amortization	(112)	(49)
Intangible assets with definite lives, Net		65
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Accumulated amortization:
Accumulated amortization	(78)	(57)
Intangible assets with definite lives, Net	$ 337	$ 358